TYPE:  NT 10-K
SEQUENCE: 1
DESCRIPTION: SUPPY CHAIN SERVICES, INC.: NOTIFICATION OF LATE
FILING



                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 12b-25

                   NOTIFICATION OF LATE FILING

 (Check One)  [ ] Form 10-K and Form 10-KSB [ ] Form 20-F [ ] Form
11-K
              [X] Form 10-Q and Form 10-QSB [ ] Form N-SAR

              For Period Ended: September 30, 2001

              [ ] Transition Report on Form 10-K
              [ ] Transition Report on Form 20-F
              [ ] Transition Report on Form 11-K
              [ ] Transition Report on Form 10-Q
              [ ] Transition Report on Form N-SAR
              For the Transition Period Ended:_______________________

Read  Attached  Instruction Sheet Before Preparing  Form.  Please
Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
N/A


                             PART 1
                     REGISTRANT INFORMATION


Full Name of Registrant:      Supply Chain Services, Inc.

Former Name if Applicable:


              Address of Principal Executive Office

             Street and Number:  8/F Guangdong Textile Center
                                 22 Minden Avenue
      City, State and Zip Code:  Tsimshatsui, Kowloon, Hong Kong



PAGE-1-



                             PART II
                     RULES 12B-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to RULE 12b-25(b), the following should be completed. (Check box if appropriate)


[X]       (a)      The reasons described in reasonable detail  in
                   Part III of this form could not be eliminated without unreasonable effort or expense;

[X]       (b)      The subject annual report, semi-annual report,
                   transition report on Form 10-K, Form 20-F, 11-K,
                   Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ]       (c)      The accountant's statement or other  exhibit
                   required by RULE 12b-25(c) has been attached if applicable.

                            PART III
                            NARRATIVE

State below in reasonable detail the reasons why the Form 10-K and Form 10-KSB, 11-K, 20-F, Form 10-Q and Form 10-QSB, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period. (Attach extra sheets if needed)

The Company has not yet received the financial information or completed their portion of the filing and will submit the information within the time allotted.

                             PART IV
                        OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification


 Thomas Yan Chuen           (852)                2366-8312
       Chu
      (Name)             (Area Code)         (Telephone Number)


(2)      Have all other periodic reports required under Section
         13 or 15(d) of the Securities Exchange Act of 1934 or
         Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) been filed?

         If the answer is no, identify report(s).  [X] Yes [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
         [ ] Yes [X] No

          If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.



PAGE-2-



                   Supply Chain Services, Inc.
          (Name of Registrant as Specified in Charter)

     Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

               Date: April 8, 2002
                                        By: /s/ Thomas Yan Chuen Chu
                                           -------------------------
                                        Name:   Thomas Yan Chuen Chu
                                        Title:  President












PAGE-3-